SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue recognition:
Recognition period of maintenance revenues ratably over the term of the agreement	1 year
Accounting for stock-based compensation:
Excess tax benefit from equity-based compensation	$ 218	$ 121	$ 189
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,974,962	1,888,768	1,714,765
Derivative [Line Items]
Net losses recognized in financial income, net	$ (30)	$ (201)	$ 21
Addition payments of severance cost	0
Severance pay:
Severance pay expense	682	594	$ 423
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	6,471	6,574
Fair value of derivative contracts	58	0
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative contracts	$ 4	$ 196